Share-Based Compensation - Summary of Restricted Stock Unit Activity (Detail) - Incentive Units - $ / shares shares in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Number of Incentive Units
Beginning balance (in shares)	3,272	2,918
Granted (in shares)		354
Vested (in shares)	3,058	0
Ending balance (in shares)	215	3,272
Grant-date Fair Value
Beginning balance (in dollars per share)	$ 1.49	$ 0.45
Grant-date fair value, Granted (in dollars per share)		10.04
Grant-date fair value, Vested (in dollars per share)	0.88
Ending balance (in dollars per share)	$ 10.04	$ 1.49